Tax and employee-related liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Tax And Employee-Related Liabilities [Abstract]
Schedule of tax and employee related liabilities

	Year ended December 31
in € thousand	2025	2024
Employee-related liabilities	12,642	13,107
Social security and other taxes	6,913	6,350
BALANCE AS AT DECEMBER 31	19,555	19,458
Less non-current portion	—	—
CURRENT PORTION	19,555	19,458